SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional information (Details)	12 Months Ended
	Mar. 31, 2024 USD ($) segment item shares	Mar. 31, 2023 USD ($) segment shares	Mar. 31, 2022 USD ($) segment
Summary of Significant Accounting Policies
Deferred revenue	$ 598,661	$ 584,644
Revenue recognized from opening deferred revenue	$ 328,384	219,144	$ 514,116
Revenue, Practical Expedient, Financing Component [true false]	true
Research and development expense	$ 223,136	250,344	302,479
Employee social security and welfare benefits expense	$ 434,612	$ 465,962	$ 597,825
Number of dilutive securities | shares	0	0
Number of operating segments | item	2
Number of reportable segments | segment	0	0	0
Minimum
Summary of Significant Accounting Policies
Percentage of value added tax	5.00%
Maximum
Summary of Significant Accounting Policies
Percentage of value added tax	13.00%